NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Basic and diluted - Numerator: Net income available to common stockholders	$ 1,452	$ 1,513
Basic and diluted - Denominator: Weighted average shares outstanding	5,901	5,669
Basic income per common share	$ 0.23	$ 0.25
Common Stock
Basic and diluted - Numerator: Net income available to common stockholders	1,355	1,409
Basic and diluted - Denominator: Weighted average shares outstanding	5,901	5,669
Basic income per common share	$ 0.23	$ 0.25
Diluted - Denominator: Stock options	0	0
Diluted - Denominator: Convertible Class C Stock	128	128
Total diluted denominator: For diluted income per common share calculation	6,029	5,797
Diluted income per common share	0.22	0.24
Class C Common Stock
Basic and diluted - Numerator: Net income available to common stockholders	$ 25	$ 27
Basic and diluted - Denominator: Weighted average shares outstanding	383	383
Basic income per common share	$ 0.06	$ 0.07
Diluted - Denominator: Stock options	0	0
Diluted - Denominator: Convertible Class C Stock	0	0
Total diluted denominator: For diluted income per common share calculation	383	383
Diluted income per common share	0.06	0.07